                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2001
                                                       -----------------

         Check here if Amendment [ ]: Amendment Number:
                                                        ---------------

                        This Amendment (Check only one):

                        [ ] is a restatement
                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:             Maple Row Management, Inc.
Address:          112 Rowayton Avenue
                  Rowayton, CT 06853


Form 13F File Number:28-05487
                     --------

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Eric Blattman
Title:            President
Phone:            (203) 854-5015

Signature, Place and Date of Signing:

 /s/ Eric Blattman                      112 Rowayton Avenue,   February 12, 2002
------------------------------------    Rowayton
                                        Connecticut 06853

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:          0



Form 13F Information Table Entry Total:     31



Form 13F Information Table Value Total:     $117,632.5 (thousands)



List of Other Included Managers:            None

                           Form 13F INFORMATION TABLE

           Column 1              Column 2     Column 3    Column 4           Column 5        Column 6   Column 7     Column 8
           Name of              Class Title     CUSIP      Value     Shrs or  SH/PRN  Put/  Investment   Other    Voting authority
            Issuer                                        (x$1000)   prn amt.         Call  discretion  managers  Sole Shared None
Applied Films Corp                Common      38197109     9666.1    309,315    SH     --      Yes        None    Sole   --    --
Altera Corp                       Common      21441100     2933.8    190,000    SH     --      Yes        None    Sole   --    --
Amkor Technology Inc              Common      31652100     5451.8    340,100    SH     --      Yes        None    Sole   --    --
Adadigics Inc                     Common      32515108     3661.5    240,100    SH     --      Yes        None    Sole   --    --
Asyst Technologies                Common     04648X107     2203.2    172,500    SH     --      Yes        None    Sole   --    --
August Technology Corp            Common     05106U105      451.5     40,900    SH     --      Yes        None    Sole   --    --
Chippac Inc                      Class A     169657103      989.8    133,400    SH     --      Yes        None    Sole   --    --
Celeritek Inc                     Common     150926103     9220.4    688,600    SH     --      Yes        None    Sole   --    --
Compaq                            Common     204493100     1952.0    200,000    SH     --      Yes        None    Sole   --    --
Coorstek Inc                      Common     217020106    15006.2    471,300    SH     --      Yes        None    Sole   --    --
DDI Corp                          Common     233162106     2164.8    220,000    SH     --      Yes        None    Sole   --    --
Diversinet                        Common     25536K204      327.8    268,700    SH     --      Yes        None    Sole   --    --
Edison Corp                       Common     281033100     4470.4    227,500    SH     --      Yes        None    Sole   --    --
FSI International Inc             Common     302633102     2272.0    246,400    SH     --      Yes        None    Sole   --    --
Hologic Inc                       Common     436440101     1440.0    155,000    SH     --      Yes        None    Sole   --    --
Micro component Tech Inc          Common       MCTIPP1     1500.0        100    SH     --      Yes        None    Sole   --    --
Newport Corp                      Common     651824104     2892.0    150,000    SH     --      Yes        None    Sole   --    --
Netiq Corp                        Common     641159102     4407.5    125,000    SH     --      Yes        None    Sole   --    --
Nova Measuring Instruments        Common     M7516K103     2253.8    531,900    SH     --      Yes        None    Sole   --    --
02MICR International Ltd           ORD       G6797E106     5596.4    232,700    SH     --      Yes        None    Sole   --    --
Orbotech Ltd                       ORD       M75253100     8145.7    261,500    SH     --      Yes        None    Sole   --    --
Proxim                            Common     744284100     5637.1    568,300    SH     --      Yes        None    Sole   --    --
Speedfarm Ipec Inc                Common     847705100      189.2     63,500    SH     --      Yes        None    Sole   --    --
Silicon Image                     Common     82705T102     1119.4    297,700    SH     --      Yes        None    Sole   --    --
Sipex Corp                        Common     829909100     5779.9    449,800    SH     --      Yes        None    Sole   --    --
Solectron Corp                    Common     834182107     2256.0    200,000    SH     --      Yes        None    Sole   --    --
Sirenza Microdevices Inc          Common     82966T106      152.3     25,000    SH     --      Yes        None    Sole   --    --
Simplex Solutions                 Common     828854109      716.6     43,300    SH     --      Yes        None    Sole   --    --
Synplicity Inc                    Common     87160Y108     5432.4    402,700    SH     --      Yes        None    Sole   --    --
TTM Tech Inc                      Common     87305R109     4238.1    419,300    SH     --      Yes        None    Sole   --    --
Zoran Corp                        Common     98975F101     5104.9    155,800    SH     --      Yes        None    Sole   --    --

                                                       ==========
                                                         117632.6